SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Supplemental Consolidated Balance Sheets Information

	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2019	$235	$314
Additions	80	194
Deductions	(65)	(202)

Balance, as of December 31, 2020	$250	$306
Additions	80	269
Deductions	(87)	(186)

Balance, as of December 31, 2021	$243	$389
Additions	-	-
Deductions	-	138

Balance as of December 31, 2022	$243	$527